EXCHANGEABLE NOTES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Notes maturity					April 1, 2045
Accrue interest					4.00%
Conversion rate per ADS					$ 47
Principal amount		$ 12,042,000	$ 1,042,000		1,000
Exchange rate price per ADS	$ 80				22
Financial income		233,000	1,388,000	$ 2,390,000
Nominal value	151,000,000	99,900,000			$ 115,000,000
Financial expense		6,582,000	5,080,000	5,405,000
Purchase of exchangeable notes			12,042,000
Accrued interest on notes	205,000
Gain on purchase	$ 463,000
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Financial expense		$ 639,000	$ 689,000